Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes

The components of income from continuing operations before income taxes for each of the three years ended December 31, 2014 and income tax expense (benefit) attributable thereto were as follows:

	Years Ended December 31,
(Thousands of dollars)	2014	2013	2012
Income (loss) from continuing operations before income taxes	$339,346	254,194	229,940
Income tax expense (benefit)
Federal - Current	$119,338	92,828	72,689
Federal - Deferred	(382)	(9,067)	2,271
State - Current and deferred	(2,570)	16,298	16,565
Total	$116,386	$100,059	$91,525

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense.

	Years Ended December 31,
(Thousands of dollars)	2014	2013	2012
Income tax expense based on the U.S. statutory tax rate	$118,771	88,968	80,479
State income taxes, net of federal benefit	(1,671)	10,594	10,766
Other, net	(714)	497	280
Total	$116,386	$100,059	$91,525

An analysis of the Company’s deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 showing the tax effects of significant temporary differences follows:

	December 31,
(Thousands of dollars)	2014	2013
Deferred tax assets
Property costs	$1,692	6,456
Asset retirement obligations	465	5,844
Employee benefits	9,712	3,090
Other deferred tax assets	8,995	6,389
Total gross deferred tax assets	20,864	21,779
Less valuation allowance	—	—
Net deferred tax assets	20,864	21,779
Deferred tax liabilities
Accumulated depreciation and amortization	(133,535)	(129,256)
State deferred taxes	(16,855)	(16,423)
Other deferred tax liabilities	(8,837)	(11,694)
Total gross deferred tax liabilities	(159,227)	(157,373)
Net deferred tax liabilities	$(138,363)	$(135,594)

In management’s judgment, the net deferred tax assets in the preceding table will more likely than not be realized as reductions of future taxable income or by utilizing available tax planning strategies.

Murphy Oil’s tax returns in multiple jurisdictions that include the Company are subject to audit by taxing authorities. These audits often take years to complete and settle. As of December 31, 2014, the earliest year remaining open for Federal audit and/or settlement is 2010 and for the states it ranges from 2008-2011.  Although the Company believes that recorded liabilities for unsettled issues are adequate, additional gains or losses could occur in future periods from resolution of outstanding unsettled matters.

The FASB’s rules for accounting for income tax uncertainties clarify the criteria for recognizing uncertain income tax benefits and require additional disclosures about uncertain tax positions.  Under U.S. GAAP the financial statement recognition of the benefit for a tax position is dependent upon the benefit being more likely than not to be sustainable upon audit by the applicable taxing authority. If this threshold is met, the tax benefit is then measured and recognized at the largest amount that is greater than 50 percent likely of being realized upon ultimate settlement. Liabilities associated with uncertain income tax positions are included in Deferred Credits and Other Liabilities in the Consolidated Balance Sheet.  A reconciliation of the beginning and ending amount of the consolidated liability for unrecognized income tax benefits during the year ended December 31, 2014 is shown in the following table.  No uncertain tax position liabilities were recognized for the two years ending December 31, 2013.

Year Ended December 31,
(Thousands of dollars)	2014

Balance at January 1	$—
Additions for tax positions related to prior year	10,086
Additions for tax positions related to current year	77
Settlements with taxing authorities	(1,563)
Expiration of statutes of limitation	(2,499)

Balance at December 31	$6,101

All additions or reductions to the above liability affect the Company’s effective tax rate in the respective period of change.  The Company accounts for any applicable interest and penalties on uncertain tax positions as a component of income tax expense.  Income tax expense for the years ended December 31, 2014, 2013 and 2012 included net benefits for interest and penalties of $1,143,000,  $0 and $0, respectively, associated with uncertain tax positions.

During the next twelve months, the Company currently expects to add immaterial amounts to the liability for uncertain taxes for 2015 events.  Although existing liabilities could be reduced by settlement with taxing authorities or lapse due to statute of limitations, the Company believes that the changes in its unrecognized tax benefits due to these events will not have a material impact on the Consolidated and Combined Income Statements during 2015.